Strategic investments (Details)		1 Months Ended			12 Months Ended
	Jul. 02, 2021 USD ($) shares	Apr. 30, 2022 EUR (€)	Feb. 25, 2021 EUR (€)	Feb. 28, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2018
Strategic investments (Details) [Line Items]
Invest amount				$ 137,100
Equity interest percentage							60.00%
Investment fair value loss					$ 637,671
Carrying value of investment amount					$ 2,000,000	$ 2,000,000
Agreement share (in Shares) | shares	30
Issued share capital percentage	10.00%
Aggregate amount	$ 2,000,000	€ 300,000	€ 2,500,000
Comprising amount	500,000
Cash	$ 1,500,000
Nonconsolidated Investees [Member]
Strategic investments (Details) [Line Items]
Despite of equity interest, percentage					26.25%
XLocations Inc [Member]
Strategic investments (Details) [Line Items]
Equity interest percentage							26.25%
Carrying value of investment amount					$ 618,171	$ 618,171